Q U A N T    F U N D S

April 1, 2011

VIA ELECTRONIC TRANSMISSION

Office of Registration
Securities and Exchange Commission
100 F Street N.E.
Washington, DC 20549

RE:	Quantitative Group of Funds (the “Registrant”):
File No. 811-03790

Ladies and Gentlemen:

On behalf the Registrant, we file herewith via Edgar, pursuant to Rule 14(C), a Preliminary copy of an Information Statement being sent to shareholders of the Quant Quality Fund on or about April 15, 2011 concerning a change of  sub-adviser for the Fund.

Please feel free to contact the undersigned at 781.676.5967 with any questions or comments you may have.

Sincerely,

/s/ Kelly J. Lavari
Kelly J. Lavari
Clerk

55 Old Bedford Road, Lincoln, MA 01773  ■  800-331-1244  ■  fax 781-259-1166  ■  www.quantfunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC